FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity Securities at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 32,649	S/ 37,783
Equity Securities at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 81,621	94,457
Equity Securities at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 97,946	113,348
Participation in Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 158,478	157,130
Participation in Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 396,195	392,825
Participation in Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 475,434	471,390
Restricted Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 35,132	36,595
Restricted Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 87,829	91,489
Restricted Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 105,395	109,786
Participation in RAL Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 16,778	32,314
Participation in RAL Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 41,945	80,785
Participation in RAL Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 50,334	96,942
Investment Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 91,062	49,837
Investment Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 227,654	124,591
Investment Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 273,185	149,510
Hedge Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 28	17,682
Hedge Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 70	44,204
Hedge Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 84	53,045
Exchange Trade Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 2,504	10,531
Exchange Trade Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 6,261	26,326
Exchange Trade Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 7,513	S/ 31,592